BALANCE SHEETS - USD ($)	Mar. 31, 2018	Mar. 31, 2017
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 0	$ 0
OTHER ASSETS
Cash and cash equivalents	1,632,938	1,460,257
Assets	1,632,938	1,460,257
LIABILITIES
Accounts payable and accrued expenses	2,000	27,746
Accounts payable - affiliates	14,740,050	15,299,405
Capital contributions payable	26,447	26,447
Liabilities	14,768,497	15,353,598
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(11,248,474)	(11,998,679)
General partner	(1,887,085)	(1,894,662)
Partners' capital (deficit)	(13,135,559)	(13,893,341)
Liabilities and Stockholders' Equity	1,632,938	1,460,257
Series 15 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	244,074	64,641
Assets	244,074	64,641
LIABILITIES
Accounts payable and accrued expenses	0	6,246
Accounts payable - affiliates	3,034,436	3,039,294
Capital contributions payable	0	0
Liabilities	3,034,436	3,045,540
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,440,269)	(2,628,901)
General partner	(350,093)	(351,998)
Partners' capital (deficit)	(2,790,362)	(2,980,899)
Liabilities and Stockholders' Equity	244,074	64,641
Series 16 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	320,396	327,901
Assets	320,396	327,901
LIABILITIES
Accounts payable and accrued expenses	2,000	0
Accounts payable - affiliates	7,890,441	8,025,811
Capital contributions payable	0	0
Liabilities	7,892,441	8,025,811
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(7,029,717)	(7,154,323)
General partner	(542,328)	(543,587)
Partners' capital (deficit)	(7,572,045)	(7,697,910)
Liabilities and Stockholders' Equity	320,396	327,901
Series 17 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	536,326	559,787
Assets	536,326	559,787
LIABILITIES
Accounts payable and accrued expenses	0	14,000
Accounts payable - affiliates	0	0
Capital contributions payable	7,893	7,893
Liabilities	7,893	21,893
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	895,356	904,722
General partner	(366,923)	(366,828)
Partners' capital (deficit)	528,433	537,894
Liabilities and Stockholders' Equity	536,326	559,787
Series 18 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	351,136	318,027
Assets	351,136	318,027
LIABILITIES
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,815,173	4,234,300
Capital contributions payable	18,554	18,554
Liabilities	3,833,727	4,252,854
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(3,137,537)	(3,585,251)
General partner	(345,054)	(349,576)
Partners' capital (deficit)	(3,482,591)	(3,934,827)
Liabilities and Stockholders' Equity	351,136	318,027
Series 19 [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	181,006	189,901
Assets	181,006	189,901
LIABILITIES
Accounts payable and accrued expenses	0	7,500
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	7,500
PARTNERS’ CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	463,693	465,074
General partner	(282,687)	(282,673)
Partners' capital (deficit)	181,006	182,401
Liabilities and Stockholders' Equity	$ 181,006	$ 189,901